Lease commitments (Future Minimum Lease Payments Under Capital Leases Together with Present Value of Net Minimum Lease Payments) (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Schedule of Capital Lease Obligations [Line Items]
2019	¥ 6,645
2020	3,892
2021	2,276
2022	1,921
2023	1,801
Thereafter	8,933
Total minimum lease payments	25,468
Less - Amount representing interest	(4,842)
Present value of net minimum lease payments	20,626
Less - Current obligations	(5,796)
Long-term capital lease obligations	¥ 14,830